Finance and investment income, finance costs and revaluation of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Finance and Investment Income, Finance Costs and Revaluation of Financial Instruments
Finance and investment income includes:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Income from equity investments	18.3	15.2	16.7
Interest income	80.7	83.7	72.3
	99.0	98.9	89.0

Finance costs include:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Net interest expense on pension plans	3.5	3.6	5.4
Interest on other long-term employee benefits	3.9	3.5	3.3
Interest expense and similar charges 2	252.0	272.0	253.2
Interest expense related to lease liabilities	99.7	–	–
	359.1	279.1	261.9

Revaluation of financial instruments include:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Movements in fair value of treasury instruments	0.4	(11.0)	0.4
Premium on the early repayment of bonds	(63.4)	–	–
Revaluation of investments held at fair value through profit or loss	9.1	67.8	–
Revaluation of put options over non-controlling interests	(13.5)	34.4	51.4
Revaluation of payments due to vendors (earnout agreements)	(1.0)	78.2	192.1
	(68.4)	169.4	243.9

Not
es
1	Prior year figures have been re-presented in accordance with IFRS 5 Non- c urrent Assets Held for Sale and Discontinued Operations, as described in the accounting policies.

2	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.